Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017	May 31, 2018	Dec. 31, 2017
Interest rate swaps held for trading
Interest rate swaps
Notional Amount		$ 1,170,000			$ 1,170,000				$ 1,170,000
Unrealized gain (loss) on interest rate swaps held for trading		$ (3,838)		$ (4,978)	$ 20,151		$ (3,140)
GasLog with counterparty Deutsche Bank AG, termination in July 2020
Interest rate swaps
Fixed Interest Rate		1.98%			1.98%
Notional Amount		$ 66,667			$ 66,667				66,667
GasLog with counterparty Deutsche Bank AG, termination in July 2021
Interest rate swaps
Fixed Interest Rate		1.98%			1.98%
Notional Amount		$ 66,667			$ 66,667				66,667
GasLog with counterparty Deutsche Bank AG, termination in July 2022
Interest rate swaps
Fixed Interest Rate		1.98%			1.98%
Notional Amount		$ 66,667			$ 66,667				66,667
GasLog with counterparty DNB Bank ASA, termination in July 2020
Interest rate swaps
Fixed Interest Rate		1.784%			1.784%
Notional Amount		$ 73,333			$ 73,333				73,333
GasLog with counterparty DNB Bank ASA, termination in July 2021
Interest rate swaps
Fixed Interest Rate	[1]	1.729%			1.729%
Notional Amount	[1]	$ 73,333			$ 73,333				73,333
GasLog with counterparty DNB Bank ASA, termination in July 2022
Interest rate swaps
Fixed Interest Rate		1.719%			1.719%
Notional Amount		$ 73,333			$ 73,333				73,333
GasLog with counterparty HSBC Bank, plc, termination in July 2020
Interest rate swaps
Fixed Interest Rate	[2]	1.896%			1.896%
Notional Amount	[2]								33,333
GasLog with counterparty HSBC Bank, plc, termination in July 2021
Interest rate swaps
Fixed Interest Rate	[2]	1.818%			1.818%
Notional Amount	[2]								33,333
GasLog with counterparty HSBC Bank, plc, termination in July 2022
Interest rate swaps
Fixed Interest Rate		1.79%			1.79%
Notional Amount		$ 33,333			$ 33,333				33,333
GasLog with counterparty Nordea Bank Finland, termination in July 2020
Interest rate swaps
Fixed Interest Rate		1.905%			1.905%
Notional Amount		$ 66,667			$ 66,667				66,667
GasLog with counterparty Nordea Bank Finland, termination in July 2021
Interest rate swaps
Fixed Interest Rate	[3]	1.84%			1.84%
Notional Amount	[3]								66,667
GasLog with counterparty Nordea Bank Finland, termination in July 2022
Interest rate swaps
Fixed Interest Rate		1.815%			1.815%
Notional Amount		$ 66,667			$ 66,667				66,667
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2020
Interest rate swaps
Fixed Interest Rate		1.928%			1.928%
Notional Amount		$ 50,000			$ 50,000				50,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2021
Interest rate swaps
Fixed Interest Rate		1.8405%			1.8405%
Notional Amount		$ 50,000			$ 50,000				50,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2022
Interest rate swaps
Fixed Interest Rate	[2]	1.814%			1.814%
Notional Amount	[2]								50,000
GasLog with counterparty HSBC Bank plc, termination in February 2022
Interest rate swaps
Fixed Interest Rate		2.005%			2.005%
Notional Amount		$ 100,000			$ 100,000				100,000
GasLog with counterparty Nordea Bank Finland, termination in March 2022
Interest rate swaps
Fixed Interest Rate		2.0145%			2.0145%
Notional Amount		$ 100,000			$ 100,000				100,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), termination in March 2022
Interest rate swaps
Fixed Interest Rate		2.003%			2.003%
Notional Amount		$ 100,000			$ 100,000				$ 100,000
GasLog with counterparty Nordea Bank Finland, termination in July 2026, Interest rate of 3.070 percent
Interest rate swaps
Fixed Interest Rate	[4]	3.07%			3.07%
GasLog with counterparty Nordea Bank Finland, termination in July 2026
Interest rate swaps
Fixed Interest Rate	[3]	2.562%			2.562%
Notional Amount		$ 66,667	[3]		$ 66,667	[3]		$ 66,667
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024
Interest rate swaps
Fixed Interest Rate	[4]	3.025%			3.025%
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2025
Interest rate swaps
Fixed Interest Rate	[2]	2.30%			2.30%
Notional Amount		$ 50,000	[2]		$ 50,000	[2]		50,000
GasLog with counterparty DNB Bank ASA, termination in July 2024
Interest rate swaps
Fixed Interest Rate	[4]	3.056%			3.056%
GasLog with counterparty DNB Bank ASA, termination in July 2025
Interest rate swaps
Fixed Interest Rate	[1]	2.472%			2.472%
Notional Amount								73,333
GasLog with counterparty HSBC Bank, plc, termination in July 2024
Interest rate swaps
Fixed Interest Rate	[2]	2.475%			2.475%
Notional Amount	[2]	$ 33,333			$ 33,333
GasLog with counterparty HSBC Bank, plc, termination in July 2025
Interest rate swaps
Fixed Interest Rate	[2]	2.55%			2.55%
Notional Amount	[2]	$ 33,333			$ 33,333
GasLog with counterparty HSBC Bank, plc, termination in July 2024 and July 2025
Interest rate swaps
Notional Amount								66,666
GasLog with counterparty Citibank Europe Plc, termination in July 2024
Interest rate swaps
Fixed Interest Rate	[4]	3.082%			3.082%
GasLog with counterparty Citibank Europe Plc, termination in July 2025
Interest rate swaps
Fixed Interest Rate	[4]	3.095%			3.095%
Interest rate swaps, maturing between 2024 and 2026
Interest rate swaps
Notional Amount								$ 250,000

[1]	In May 2018, the Group terminated an interest rate swap originally maturing in July 2021 with an effective date of July 2018. This swap was subsequently replaced with a new swap of the same notional amount of $73,333 with an effective date of July 2018 and a new maturity date of July 2025.
[2]	Effective May 2018, the Group terminated the interest rate swap with SEB originally maturing in July 2022 and replaced with a new swap of the same notional amount of $50,000 with an effective date of April 2018 and a new maturity date of July 2025.In addition, in May 2018, the Group terminated the interest rate swap agreements with HSBC with an aggregate notional value of $66,666 and entered into new agreements of the same notional amounts with an effective date April 2018.
[3]	Effective May 2018, the Group terminated the interest rate swap originally maturing in July 2021 and replaced with a new swap of the same notional amount of $66,667 maturing in July 2026.
[4]	In May 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $250,000, with effective dates in July 2020 and July 2021, maturing between 2024 and 2026.